Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
CASH FLOW FROM OPERTING ACTIVIITES
Net income (loss)	$ (2,857,274)	$ (64,169,773)	$ (71,153,685)	$ (51,773,652)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation, amortization and impairment expense	115,072	106,199	11,555,332	43,534
Change in fair value of derivartive liability	(18,523,422)	(3,295,687)	(10,950,017)	(18,557,184)
Shares and warrants issued for services	295,958	37,086	37,086	2,010,304
Share-based compensation		746,511	746,511	32,473,602
Loss on disposal		41,413,892	41,413,892
Change in fair value of contingent consideration				(4,847,000)
Loss on extinguishment of debt				7,096,730
Amortization of debt discounts	846,242	3,145,977	4,095,030	8,150,284
Derivative expense	14,119,784	7,280,405	8,995,962
Settlement expense	1,477,049
Non-cash transaction costs		85,080	454,823	2,250,000
Loss on conversion of convertible notes				5,889,369
Loss on settlement of accounts payable	289,980
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	202,308	(1,502,455)	(1,368,643)	(268,930)
Inventories	1,858,755	3,886,603	4,413,056	(4,186,493)
Prepaid inventory	296,626	(424,945)	(138,308)	(520,580)
Prepaid expenses and other current assets	22,972	37,460	430,193	(320,679)
Accounts payable and accrued expenses	(1,935,800)	(1,361,952)	(598,814)	6,087,601
Contract liabilities			(53,287)	(41,451)
Other current liabilities	954,383	320,187	1,126,123	(2,978,265)
Accrued interest - related parties			158,187	1,813,516
Accrued interest - related parties			9,201	161,120
Total adjustments	108,828	50,706,635	60,326,327	34,255,478
Net cash used in operating activities of continuing operations	(2,748,446)	(13,463,138)	(10,827,358)	(17,518,174)
Net cash provided by operating activities of discontinued operations		6,617,328	4,461,969	5,151,474
Net cash used in operating activities	(2,748,446)	(6,845,810)	(6,365,389)	(12,366,700)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired as part of Gameface acquisition				125,659
Note receivable issuance				(2,250,000)
Net cash used in investing activities of continuing operations				(2,124,341)
Net cash provided by operating activities of discontinued operations				506,000
Net cash used in investing activities				(1,618,341)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds from issuance of common stock for cash	17,961,828	9,194,882	8,744,882
Debt issuance costs on convertible notes payable and other financing activities				(800,251)
Proceeds from notes payable	3,728,000	1,390,000	2,000,000	5,500,000
Proceeds from related party notes payable				2,000,000
Proceeds from convertible notes payable				11,000,000
Payments of notes payable - related parties	(710,216)	(62,434)	(546,158)
Payments of notes payable	(1,289,939)	(4,040,676)	(4,377,537)	(3,965,463)
Net cash provided by financing activities	19,689,673	6,481,772	5,821,187	13,734,286
Effect of exchange rate fluctuations on cash and cash equivalents	49,411	15,786	81,295	(193)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	16,990,638	(348,252)	(462,907)	(250,948)
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	202,095	665,002	665,002	915,950
CASH AND RESTRICTED CASH - END OF PERIOD	17,192,733	316,750	202,095	665,002
CASH PAID DURING THE PERIOD FOR:
Interest expense	706,942	482,687	482,687	222,210
Income taxes				111,105
SUPPLEMENTAL INFORMATION - NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued in connection with acquisition				3,550,000
Conversion of convertible notes payable and accrued interest to common stock		14,046,300	14,046,300	6,220,003
Shares issued for contingent consideration	418,455	915,545	915,545
Warrants granted for deferred compensation	2,187,500
Elimination of related party derivative liabilities				8,754,538
Derivative liabilities recorded as debt discounts of convertible notes				10,199,749
Derivative liability recorded for shares and warrants issued in private placement		4,999,882	4,999,882
Note receivable issued in sale of PlaySight		2,000,000	$ 2,000,000
Related Party [Member]
Changes in assets and liabilities, net of acquired amounts
Accrued interest - related parties	88,921	141,773
Nonrelated Party [Member]
Changes in assets and liabilities, net of acquired amounts
Accrued interest - related parties		$ 90,501